Condensed Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Installment loans, measured at fair value	¥ 130,873	¥ 129,959
Investment in securities, measured at fair value	42,409	35,696
Available-for-sale debt securities, amortized Cost	3,029,912	3,015,940
Available-for-sale debt securities, allowance for credit losses	(540)	(634)
Other assets, measured at fair value	2,859	2,786
Policy liabilities and policy account balances, measured at fair value	¥ 151,331	¥ 167,207